UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-10401
Investment Company Act file number:

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414)765-6115
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2018

Date of reporting period: August 31, 2018

Item 1. Schedule of Investments.

Convergence Core Plus Fund
Schedule of Investments
August 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS* - 131.22%
Accommodation - 0.59%
Penn National Gaming, Inc. (a)	21,133	$728,243

Administrative and Support Services - 0.27%
Robert Half International, Inc.	4,311	337,034

Air Transportation - 1.07%
United Continental Holdings, Inc. (a)	14,971	1,308,765

Amusement, Gambling, and Recreation Industries - 0.56%
SeaWorld Entertainment, Inc. (a)	23,503	689,108

Beverage and Tobacco Product Manufacturing - 1.12%
National Beverage Corp. (a)(b)	11,622	1,369,536

Broadcasting (except Internet) - 2.16%
AMC Networks, Inc. - Class A (a)	18,771	1,179,007
Walt Disney Co.	13,078	1,464,998
		2,644,005
Building Material and Garden Equipment - 1.25%
Home Depot, Inc.	7,611	1,528,060

Chemical Manufacturing - 9.89%
AbbVie, Inc.	28,860	2,769,982
Celgene Corp. (a)	8,717	823,321
CF Industries Holdings, Inc.	15,789	820,239
Eli Lilly & Co.	7,289	770,083
LyondellBasell Industries NV - Class A (c)	6,084	686,154
Mallinckrodt PLC (a)(c)	28,413	979,112
Pfizer, Inc.	50,290	2,088,040
Trinseo SA (b)(c)	9,080	700,522
United Therapeutics Corp. (a)	4,046	497,618
USANA Health Sciences, Inc. (a)	7,006	924,442
Zoetis, Inc.	11,594	1,050,416
		12,109,929
Clothing and Clothing Accessories Stores - 1.24%
Signet Jewelers Ltd. (c)	23,710	1,522,182

Computer and Electronic Product Manufacturing - 14.54%
Alphabet, Inc. - Class C (a)	1,669	2,033,159
Apple, Inc.	19,308	4,395,080
Cisco Systems, Inc.	20,156	962,852
Cypress Semiconductor Corp.	89,559	1,541,310
Danaher Corp.	5,881	608,919
Micron Technology, Inc. (a)	32,877	1,726,700
NetApp, Inc.	22,819	1,980,918
ON Semiconductor Corp. (a)	71,398	1,523,633
QUALCOMM, Inc.	24,085	1,654,880
Zebra Technologies Corp. - Class A (a)	8,018	1,377,011
		17,804,462
Construction of Buildings - 0.44%
PulteGroup, Inc.	19,371	541,419

Credit Intermediation and Related Activities - 12.87%
Bank of America Corp.	86,311	2,669,600
Bank of New York Mellon Corp.	24,829	1,294,832
BankUnited, Inc.	8,406	326,069
Capital One Financial Corp.	15,890	1,574,540
Citigroup, Inc.	35,196	2,507,363
Citizens Financial Group, Inc.	10,207	420,120
Fifth Third Bancorp	26,681	785,222
H&R Block, Inc.	27,779	751,700
Huntington Bancshares, Inc.	30,750	498,458
JPMorgan Chase & Co.	19,507	2,235,112
PNC Financial Services Group, Inc.	3,543	508,562

Regions Financial Corp.	17,087	332,513
Santander Consumer USA Holdings, Inc.	58,548	1,263,466
SunTrust Banks, Inc.	8,186	602,162
		15,769,719
Data Processing, Hosting and Related Services - 3.48%
CoreLogic, Inc. (a)	41,600	2,114,944
Visa, Inc. - Class A	14,644	2,151,057
		4,266,001
Electrical Equipment, Appliance, and Component Manufacturing - 3.01%
Eaton Corp. PLC (c)	9,368	778,856
Generac Holdings, Inc. (a)	14,851	824,082
Integer Holdings Corp. (a)	17,087	1,365,251
Regal-Beloit Corp.	8,646	723,670
		3,691,859
Electronics and Appliance Stores - 1.28%
Best Buy Company, Inc.	19,724	1,569,241

Fabricated Metal Product Manufacturing - 0.63%
Pentair PLC (c)	17,847	775,988

Food Manufacturing - 2.69%
Archer-Daniels-Midland Co.	28,907	1,456,913
Post Holdings, Inc. (a)	12,046	1,171,594
Tyson Foods, Inc. - Class A	10,758	675,710
		3,304,217
Food Services and Drinking Places - 1.16%
Brinker International, Inc.	16,585	734,384
Hyatt Hotels Corp. - Class A	8,898	688,349
		1,422,733
Furniture and Home Furnishings Stores - 1.28%
Restoration Hardware Outlet (a)(b)(d)	9,896	1,573,464

General Merchandise Stores - 2.60%
Kohl's Corp.	20,133	1,592,722
Wal-Mart, Inc.	16,615	1,592,714
		3,185,436
Health and Personal Care Stores - 2.06%
CVS Health Corp.	13,839	1,041,246
Walgreens Boots Alliance, Inc.	21,630	1,482,953
		2,524,199
Hospitals - 2.00%
HCA Healthcare, Inc.	8,691	1,165,550
Tenet Healthcare Corp. (a)	38,300	1,291,476
		2,457,026
Insurance Carriers and Related Activities - 5.54%
American National Insurance Co. (b)	3,267	419,287
Humana, Inc.	4,036	1,345,037
Lincoln National Corp.	9,102	596,909
MetLife, Inc.	19,222	882,098
Progressive Corp.	14,358	969,596
Prudential Financial, Inc.	9,154	899,381
UnitedHealth Group, Inc.	4,866	1,306,326
Unum Group	10,201	376,213
		6,794,847
Leather and Allied Product Manufacturing - 0.44%
Deckers Outdoor Corp. (a)	4,435	540,360

Machinery Manufacturing - 1.74%
Ingersoll-Rand PLC (b)(c)	7,909	801,103
SPX FLOW, Inc. (a)	15,837	759,226
Terex Corp.	14,837	574,934
		2,135,263
Management of Companies and Enterprises - 0.84%
AES Corp.	76,642	1,031,601

Merchant Wholesalers, Durable Goods - 0.55%
WESCO International, Inc. (a)	11,100	678,765

Merchant Wholesalers, Nondurable Goods - 1.96%
AmerisourceBergen Corp.	11,728	1,055,168
Nu Skin Enterprises, Inc. - Class A	16,872	1,343,011
		2,398,179

Mining (except Oil and Gas) - 0.54%
Freeport-McMoRan, Inc. - Class B	47,255	663,933

Miscellaneous Manufacturing - 2.14%
Acushnet Holdings Corp.	19,979	540,432
Haemonetics Corp. (a)	11,127	1,242,218
Textron, Inc.	12,253	845,825
		2,628,475
Motion Picture and Sound Recording Industries - 1.22%
Netflix, Inc. (a)	4,055	1,490,942

Nonstore Retailers - 2.41%
Amazon.com, Inc. (a)	758	1,525,634
WW Grainger, Inc.	4,038	1,429,735
		2,955,369
Oil and Gas Extraction - 2.08%
Denbury Resources, Inc. (a)	200,940	1,119,236
Phillips 66	12,026	1,425,201
		2,544,437
Other Information Services - 1.68%
Facebook, Inc. - Class A (a)	11,700	2,056,041

Paper Manufacturing - 0.37%
Sonoco Products Co.	8,109	454,428

Performing Arts, Spectator Sports, and Related Industries - 0.88%
Viacom, Inc. - Class B	36,925	1,081,164

Petroleum and Coal Products Manufacturing - 4.38%
HollyFrontier Corp.	16,948	1,262,965
Marathon Petroleum Corp.	16,975	1,396,873
PBF Energy, Inc. - Class A (b)	24,792	1,287,201
Valero Energy Corp.	12,070	1,422,811
		5,369,850
Primary Metal Manufacturing - 1.11%
Reliance Steel & Aluminum Co.	7,592	667,261
Steel Dynamics, Inc.	15,187	694,502
		1,361,763
Professional, Scientific, and Technical Services - 13.37%
Amgen, Inc.	13,155	2,628,500
Aspen Technology, Inc. (a)(b)	21,226	2,448,631
Biogen, Inc. (a)	4,461	1,576,919
CACI International, Inc. - Class A (a)	10,798	2,105,610
F5 Networks, Inc. (a)	8,372	1,583,313
FTI Consulting, Inc. (a)	4,618	351,984
Insperity, Inc.	5,413	648,748
Korn/Ferry International	6,835	458,834
Syntel, Inc. (a)	51,656	2,104,465
VMware, Inc. - Class A (a)(b)	16,154	2,475,762
		16,382,766
Publishing Industries (except Internet) - 6.65%
CA, Inc.	25,696	1,125,485
Citrix Systems, Inc. (a)	19,226	2,192,149
Fortinet, Inc. (a)	30,884	2,586,844
Microsoft Corp.	19,933	2,239,074
		8,143,552
Rail Transportation - 1.06%
Genesee & Wyoming, Inc. - Class A (a)	14,816	1,302,178

Real Estate - 0.99%
CBRE Group, Inc. - Class A (a)	12,568	613,444
Jones Lang LaSalle, Inc.	3,898	594,523
		1,207,967
Rental and Leasing Services - 1.11%
Synchrony Financial	42,961	1,360,575

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.21%
Goldman Sachs Group, Inc.	5,336	1,268,954
Morgan Stanley	29,369	1,434,088
		2,703,042

Specialty Trade Contractors - 0.70%
Comfort Systems USA, Inc.	14,978	859,738

Support Activities for Mining - 1.18%
ConocoPhillips	19,698	1,446,424

Support Activities for Transportation - 0.84%
XPO Logistics, Inc. (a)	9,694	1,032,411

Telecommunications - 2.40%
Verizon Communications, Inc.	54,177	2,945,603

Transportation Equipment Manufacturing - 3.74%
Allison Transmission Holdings, Inc.	17,318	860,012
Boeing Co.	5,662	1,940,877
Brunswick Corp.	8,862	588,614
Lear Corp.	3,735	605,817
Tenneco, Inc.	13,890	594,353
		4,589,673
Utilities - 2.90%
CenterPoint Energy, Inc.	32,760	910,400
Entergy Corp.	7,397	618,315
Exelon Corp.	25,009	1,093,144
NRG Energy, Inc.	26,414	934,791
		3,556,650
TOTAL COMMON STOCKS (Cost $125,418,017)		160,838,622

REAL ESTATE INVESTMENT TRUSTS* - 3.70%
First Industrial Realty Trust, Inc.	16,749	543,672
GEO Group, Inc.	20,276	514,402
Host Hotels & Resorts, Inc.	27,822	599,008
Park Hotels & Resorts, Inc.	18,581	621,534
Piedmont Office Realty Trust, Inc. - Class A	27,965	554,825
Prologis, Inc.	8,376	562,700
PS Business Parks, Inc.	3,941	514,025
VICI Properties, Inc.	7,655	160,066
Xenia Hotels & Resorts, Inc.	19,349	469,407
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,151,186)		4,539,639

Investments Purchased with Proceeds from Securities Lending - 0.59%
Money Market Fund - 0.59%
First American Government Obligations Fund, Class Y, 1.510% (b)(e)	720,003	720,003
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost 720,003)		720,003

SHORT-TERM INVESTMENTS - 0.42%
Fidelity Investments Money Market Funds - Government Portfolio - Class I, 1.820% (b)(e)	517,477	517,477
TOTAL SHORT-TERM INVESTMENTS (Cost $517,477)		517,477

Total Investments (Cost $130,806,683) - 135.93%		166,615,741
Liabilities in Excess of Other Assets - (35.93)%		(44,044,702)
TOTAL NET ASSETS - 100.00%		$122,571,039

Percentages are stated as a percent of net assets.

* Unless otherwise noted, all of a portion of these securities, totaling $152,999,456 are pledged as collateral for securities sold short.

(a)	Non-income producing security.
(b)	This security is not pledged as collateral for securities sold short.
(c)	Foreign issued security.
(d)	All or a portion of security is out on loan.
(e)	Seven day yield as of August 31, 2018.

Abbreviations:
Ltd.	Limited Liability Company.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
PLC	Public Limited Company.
SA	Generally designates a type of corporation in various countries, mostly those employing a civil law legal system.

Convergence Core Plus Fund
Schedule of Securities Sold Short
August 31, 2018 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT - (47.22)%
COMMON STOCKS (44.18)%
Accommodation - (0.30)%
Caesars Entertainment Corp.	(18,603)	$(189,750)
Hilton Grand Vacations, Inc.	(5,454)	(178,128)
		(367,878)
Administrative and Support Services - (1.32)%
ABM Industries, Inc.	(4,803)	(152,351)
Automatic Data Processing, Inc.	(4,476)	(656,853)
Brink's Co.	(2,024)	(152,002)
Gartner, Inc.	(4,413)	(660,891)
		(1,622,097)
Air Transportation - (0.33)%
Spirit Airlines, Inc.	(8,177)	(388,571)
Amusement, Gambling, and Recreation Industries - (0.17)%
Wynn Resorts Ltd.	(1,347)	(199,814)
Broadcasting (except Internet) - (0.81)%
Cable One, Inc.	(401)	(335,934)
Charter Communications, Inc. - Class A	(1,234)	(383,033)
Liberty Broadband Corp. - Class C	(3,306)	(268,084)
		(987,051)
Chemical Manufacturing - (4.50)%
ACADIA Pharmaceuticals, Inc.	(11,915)	(169,431)
Aerie Pharmaceuticals, Inc.	(5,697)	(349,511)
Albemarle Corp.	(2,015)	(192,473)
Alnylam Pharmaceuticals, Inc.	(3,699)	(453,756)
Bluebird Bio, Inc.	(3,171)	(533,679)
Clovis Oncology, Inc.	(6,268)	(224,081)
Colgate-Palmolive Co.	(5,678)	(377,076)
Coty, Inc. - Class A	(29,115)	(359,861)
DowDuPont, Inc.	(3,466)	(243,071)
Ferro Corp.	(11,733)	(257,539)
FMC Corp.	(2,067)	(176,625)
Heron Therapeutics, Inc.	(8,713)	(335,886)
Medicines Co.	(9,306)	(368,611)
NewMarket Corp.	(313)	(125,526)
Puma Biotechnology, Inc.	(7,140)	(313,803)
Sage Therapeutics, Inc.	(3,240)	(532,202)
TESARO, Inc.	(3,794)	(123,115)
Ultragenyx Pharmaceutical, Inc.	(4,620)	(391,453)
		(5,527,699)
Computer and Electronic Product Manufacturing - (3.83)%
Cognex Corp.	(8,505)	(457,569)
Coherent, Inc.	(3,107)	(592,194)
Guidewire Software, Inc.	(6,249)	(628,462)
Inphi Corp.	(12,551)	(465,267)
Johnson Controls International PLC (a)	(7,203)	(272,057)
MACOM Technology Solutions Holdings, Inc.	(18,669)	(430,320)
MaxLinear, Inc.	(22,158)	(427,206)
Mercury Systems, Inc.	(7,061)	(384,895)
Microchip Technology, Inc.	(5,288)	(454,927)
ViaSat, Inc.	(9,463)	(594,466)
		(4,707,363)
Construction of Buildings - (0.11)%
Lennar Corp. - Class A	(2,724)	(140,749)
Credit Intermediation and Related Activities - (3.81)%
Bank of Hawaii Corp.	(3,422)	(284,471)
Euronet Worldwide, Inc.	(6,580)	(643,524)
First Horizon National Corp.	(27,339)	(503,584)
First Republic Bank	(3,599)	(365,622)
Flagstar Bancorp, Inc.	(7,207)	(238,191)
Glacier Bancorp, Inc.	(7,749)	(353,974)
Home BancShares, Inc.	(13,350)	(312,524)
Signature Bank	(4,628)	(535,645)
SLM Corp.	(33,133)	(388,319)
Sterling Bancorp	(18,942)	(432,825)
Towne Bank	(7,980)	(260,148)
Valley National Bancorp	(29,106)	(350,727)
		(4,669,554)

Data Processing, Hosting and Related Services - (0.52)%
ExlService Holdings, Inc.	(10,000)	(640,800)
Electrical Equipment, Appliance, and Component Manufacturing - (0.37)%
Littelfuse, Inc.	(2,034)	(454,721)
Fabricated Metal Product Manufacturing - (0.19)%
BWX Technologies, Inc.	(3,726)	(228,478)
Food Manufacturing - (1.60)%
Campbell Soup Co.	(8,270)	(326,252)
General Mills, Inc.	(7,373)	(339,232)
Hain Celestial Group, Inc.	(13,998)	(399,783)
Kraft Heinz Co.	(6,513)	(379,513)
McCormick & Company, Inc.	(4,035)	(503,891)
		(1,948,671)
Food Services and Drinking Places - (0.47)%
Casey's General Stores, Inc.	(3,256)	(371,738)
McDonald's Corp.	(1,225)	(198,732)
		(570,470)
Furniture and Home Furnishings Stores - (0.65)%
At Home Group, Inc.	(13,527)	(465,464)
Floor & Decor Holdings, Inc. - Class A	(9,141)	(336,023)
		(801,487)
Furniture and Related Product Manufacturing - (0.13)%
Tempur Sealy International, Inc.	(2,873)	(159,135)
General Merchandise Stores - (0.31)%
PriceSmart, Inc.	(4,381)	(380,490)
Heavy and Civil Engineering Construction - (0.19)%
Granite Construction, Inc.	(5,061)	(231,187)
Insurance Carriers and Related Activities - (1.00)%
American International Group, Inc.	(4,305)	(228,897)
Arch Capital Group Ltd. (a)	(8,559)	(261,649)
Arthur J. Gallagher & Co.	(3,325)	(239,866)
Chubb Ltd. (a)	(1,733)	(234,371)
ProAssurance Corp.	(5,326)	(257,512)
		(1,222,295)
Machinery Manufacturing - (1.96)%
AAON, Inc.	(5,669)	(229,028)
Brooks Automation, Inc.	(11,587)	(456,644)
Colfax Corp.	(9,616)	(335,791)
Deere & Co.	(1,612)	(231,806)
Donaldson Company, Inc.	(4,586)	(232,051)
II-VI, Inc.	(12,330)	(613,417)
Middleby Corp.	(2,524)	(306,767)
		(2,405,504)
Management of Companies and Enterprises - (0.18)%
Ameris Bancorp.	(4,379)	(217,417)
Merchant Wholesalers, Durable Goods - (1.75)%
Beacon Roofing Supply, Inc.	(6,440)	(238,795)
Dorman Products, Inc.	(2,884)	(233,546)
Fortune Brands Home & Security, Inc.	(5,399)	(286,039)
GCP Applied Technologies, Inc.	(10,074)	(253,865)
Henry Schein, Inc.	(4,664)	(362,300)
LKQ Corp.	(18,492)	(638,344)
Mohawk Industries, Inc.	(688)	(131,814)
		(2,144,703)
Merchant Wholesalers, Nondurable Goods - (0.74)%
Aimmune Therapeutics, Inc.	(5,290)	(147,644)
Atara Biotherapeutics, Inc.	(7,309)	(299,304)
Global Blood Therapeutics, Inc.	(9,290)	(454,745)
		(901,693)
Mining (except Oil and Gas) - (0.21)%
Summit Materials, Inc. - Class A	(12,043)	(256,155)
Miscellaneous Manufacturing - (2.11)%
Becton Dickinson and Co.	(1,009)	(264,227)
Cooper Companies, Inc.	(1,662)	(425,106)
DENTSPLY SIRONA, Inc.	(7,920)	(316,166)
iRhythm Technologies, Inc.	(4,846)	(451,114)
Mattel, Inc.	(9,327)	(143,916)
Nevro Corp.	(5,001)	(337,167)
Stryker Corp.	(1,164)	(197,217)
Teleflex, Inc.	(1,797)	(444,632)
		(2,579,545)
Motion Picture and Sound Recording Industries - (0.40)%
Take-Two Interactive Software, Inc.	(3,709)	(495,374)

Motor Vehicle and Parts Dealers - (1.48)%
CarMax, Inc.	(6,637)	(518,018)
Carvana Co.	(10,150)	(657,111)
Lithia Motors, Inc. - Class A	(7,300)	(630,720)
		(1,805,849)
Nonstore Retailers - (0.56)%
Copart, Inc.	(2,404)	(154,601)
Liberty Expedia Holdings, Inc. - Class A	(11,635)	(536,955)
		(691,556)
Nursing and Residential Care Facilities - (0.36)%
Omnicell, Inc.	(6,496)	(446,600)
Oil and Gas Extraction - (1.14)%
Callon Petroleum Co.	(26,018)	(294,003)
EQT Corp.	(4,503)	(229,743)
Extraction Oil & Gas, Inc.	(23,670)	(273,389)
Matador Resources Co.	(8,144)	(266,635)
Parsley Energy, Inc. - Class A	(12,265)	(340,598)
		(1,404,368)
Performing Arts, Spectator Sports, and Related Industries - (0.15)%
International Game Technology PLC (a)	(8,993)	(189,213)
Petroleum and Coal Products Manufacturing - (0.15)%
Valvoline, Inc.	(8,493)	(182,769)
Plastics and Rubber Products Manufacturing - (0.10)%
Newell Brands, Inc.	(5,645)	(122,609)
Primary Metal Manufacturing - (0.86)%
Arconic, Inc.	(16,410)	(367,256)
Finisar Corp.	(33,746)	(688,418)
		(1,055,674)
Printing and Related Support Activities - (0.35)%
Centennial Resource Development, Inc. - Class A	(22,476)	(433,113)
Professional, Scientific, and Technical Services - (1.39)%
Cloudera, Inc.	(44,610)	(669,596)
Diebold Nixdorf, Inc.	(29,770)	(141,408)
Macquarie Infrastructure Corp.	(5,076)	(238,775)
Nielsen Holdings PLC (a)	(5,930)	(154,180)
RealPage, Inc.	(7,918)	(494,083)
		(1,698,042)
Publishing Industries (except Internet) - (2.66)%
Blackbaud, Inc.	(4,801)	(502,041)
Ellie Mae, Inc.	(4,761)	(501,667)
LogMeIn, Inc.	(5,851)	(502,893)
Medidata Solutions, Inc.	(5,331)	(453,028)
New York Times Co. - Class A	(12,191)	(284,050)
Pegasystems, Inc.	(7,930)	(505,141)
Synopsys, Inc.	(4,901)	(500,588)
		(3,249,408)
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - (1.97)%
Alarm.com Holdings, Inc.	(10,765)	(605,961)
Aramark	(6,101)	(250,629)
CBOE Global Markets, Inc.	(3,698)	(372,758)
Enstar Group Ltd. (a)	(1,200)	(256,200)
TD Ameritrade Holding Corp.	(6,884)	(403,196)
Worldpay, Inc. - Class A	(5,449)	(530,678)
		(2,419,422)
Support Activities for Mining - (0.93)%
C&J Energy Services, Inc.	(12,433)	(260,471)
Keane Group, Inc.	(22,116)	(271,584)
Patterson-UTI Energy, Inc.	(13,531)	(231,786)
SemGroup Corp. - Class A	(15,346)	(371,374)
		(1,135,215)
Telecommunications - (1.25)%
8x8, Inc.	(22,321)	(506,687)
Iridium Communications, Inc.	(25,342)	(513,176)
Shenandoah Telecommunications Co.	(13,540)	(516,551)
		(1,536,414)
Transportation Equipment Manufacturing - (0.61)%
REV Group, Inc.	(15,426)	(262,396)
Sun Hydraulics Corp.	(5,274)	(265,493)
Tesla, Inc.	(726)	(219,005)
		(746,894)
Truck Transportation - (0.26)%
Knight-Swift Transportation Holdings, Inc. - Class A	(9,451)	(322,563)
Utilities - (1.31)%
Dominion Energy, Inc.	(3,939)	(278,763)
NiSource, Inc.	(12,621)	(341,650)

Northwest Natural Gas Co.	(4,070)	(264,143)
Sempra Energy	(2,070)	(240,286)
TerraForm Power, Inc. - Class A	(21,735)	(242,997)
Vistra Energy Corp.	(10,385)	(244,463)
		(1,612,302)
Water Transportation - (0.47)%
Golar LNG Ltd. (a)	(8,290)	(211,892)
Kirby Corp.	(4,253)	(371,287)
		(583,179)
Wood Product Manufacturing - (0.22)%
American Woodmark Corp.	(3,157)	(268,187)
TOTAL COMMON STOCKS (Proceeds $55,771,143)		(54,152,278)

REAL ESTATE INVESTMENT TRUSTS (3.04)%
Apollo Commercial Real Estate Finance, Inc.	(25,294)	(491,463)
Blackstone Mortgage Trust, Inc. - Class A	(12,150)	(413,828)
Chimera Investment Corp.	(20,877)	(388,939)
Columbia Property Trust, Inc.	(6,026)	(145,106)
Crown Castle International Corp.	(1,317)	(150,178)
CyrusOne, Inc.	(2,344)	(156,954)
Digital Realty Trust, Inc.	(1,228)	(152,616)
Duke Realty Corp.	(5,273)	(150,228)
Equinix, Inc.	(397)	(173,143)
Essex Property Trust, Inc.	(620)	(152,694)
HCP, Inc.	(6,093)	(164,694)
Healthcare Trust of America, Inc. - Class A	(5,850)	(167,135)
Iron Mountain, Inc.	(4,154)	(149,959)
JBG SMITH Properties	(3,923)	(146,956)
Macerich Co.	(2,999)	(176,161)
Regency Centers Corp.	(2,206)	(145,662)
Starwood Property Trust, Inc.	(18,413)	(405,638)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $3,580,401)		(3,731,354)
Total Securities Sold Short (Proceeds $59,351,544)		$(57,883,632)

(a)	Foreign issued security.

Abbreviations:
Ltd.	Limited Liability Company.
PLC	Public Limited Company.

Convergence Market Neutral Fund
Schedule of Investments
August 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS* - 100.97%
Accommodation - 0.84%
Penn National Gaming, Inc. (a)	17,268	$595,055

Administrative and Support Services - 0.70%
Robert Half International, Inc.	6,300	492,534

Air Transportation - 0.86%
United Continental Holdings, Inc. (a)	6,949	607,482

Amusement, Gambling, and Recreation Industries - 0.71%
SeaWorld Entertainment, Inc. (a)	17,062	500,258

Beverage and Tobacco Product Manufacturing - 0.72%
National Beverage Corp. (a)(b)	4,338	511,190

Broadcasting (except Internet) - 1.72%
AMC Networks, Inc. - Class A (a)	9,796	615,287
Walt Disney Co.	5,353	599,643
		1,214,930
Building Material and Garden Equipment - 0.52%
Home Depot, Inc.	1,843	370,019

Chemical Manufacturing - 8.11%
AbbVie, Inc.	6,408	615,040
Celgene Corp. (a)	6,051	571,517
CF Industries Holdings, Inc.	12,143	630,829
LyondellBasell Industries NV - Class A (c)	4,851	547,096
Mallinckrodt PLC (a)(c)	17,601	606,530
Pfizer, Inc.	15,101	626,993
Trinseo SA (b)(c)	7,701	594,132
United Therapeutics Corp. (a)	4,238	521,232
USANA Health Sciences, Inc. (a)	3,023	398,885
Zoetis, Inc.	6,890	624,234
		5,736,488
Clothing and Clothing Accessories Stores - 0.59%
Signet Jewelers Ltd. (c)	6,499	417,236

Computer and Electronic Product Manufacturing - 6.79%
Apple, Inc.	3,036	691,084
Cisco Systems, Inc.	12,071	576,631
Cypress Semiconductor Corp.	22,157	381,322
Danaher Corp.	5,622	582,102
Intel Corp.	11,310	547,743
Micron Technology, Inc. (a)	8,557	449,414
NetApp, Inc.	6,533	567,130
QUALCOMM, Inc.	8,338	572,904
Tech Data Corp. (a)	6,020	437,955
		4,806,285
Construction of Buildings - 0.71%
PulteGroup, Inc.	18,090	505,616

Credit Intermediation and Related Activities - 10.68%
Bank of America Corp.	18,832	582,474
Bank of New York Mellon Corp.	10,523	548,774
BankUnited, Inc.	14,663	568,778
Capital One Financial Corp.	5,395	534,591
Citigroup, Inc.	8,535	608,033
Citizens Financial Group, Inc.	14,836	610,650
Fifth Third Bancorp	20,467	602,344
H&R Block, Inc.	23,187	627,440
Huntington Bancshares, Inc.	36,787	596,317
JPMorgan Chase & Co.	4,898	561,213
PNC Financial Services Group, Inc.	3,990	572,725
Santander Consumer USA Holdings, Inc.	25,683	554,239
SunTrust Banks, Inc.	8,067	593,409
		7,560,987
Data Processing, Hosting and Related Services - 1.60%
CoreLogic, Inc. (a)	10,508	534,227
Visa, Inc. - Class A	4,081	599,458
		1,133,685

Electrical Equipment, Appliance, and Component Manufacturing - 3.46%
Eaton Corp. PLC (c)	6,790	564,521
Generac Holdings, Inc. (a)	10,958	608,060
Integer Holdings Corp. (a)	8,867	708,473
Regal-Beloit Corp.	6,753	565,226
		2,446,280
Electronics and Appliance Stores - 0.46%
Best Buy Company, Inc.	4,089	325,321

Fabricated Metal Product Manufacturing - 0.74%
Pentair PLC (c)	11,966	520,282

Food Manufacturing - 1.22%
Archer-Daniels-Midland Co.	10,387	523,505
Post Holdings, Inc. (a)	3,488	339,243
		862,748
Food Services and Drinking Places - 1.67%
Brinker International, Inc.	13,545	599,773
Hyatt Hotels Corp. - Class A	7,528	582,366
		1,182,139
Furniture and Home Furnishings Stores - 0.73%
Restoration Hardware Outlet (a)(b)	3,230	513,570

General Merchandise Stores - 1.67%
Kohl's Corp.	6,698	529,879
Wal-Mart, Inc.	6,785	650,410
		1,180,289
Health and Personal Care Stores - 1.64%
CVS Health Corp.	7,588	570,921
Walgreens Boots Alliance, Inc.	8,671	594,484
		1,165,405
Hospitals - 0.82%
Tenet Healthcare Corp. (a)	17,170	578,972

Insurance Carriers and Related Activities - 5.89%
Allstate Corp.	6,168	620,316
Humana, Inc.	1,671	556,877
MetLife, Inc.	12,473	572,386
Progressive Corp.	9,569	646,194
Prudential Financial, Inc.	6,054	594,806
UnitedHealth Group, Inc.	2,098	563,229
Unum Group	16,600	612,208
		4,166,016
Leather and Allied Product Manufacturing - 0.76%
Deckers Outdoor Corp. (a)	4,418	538,289

Machinery Manufacturing - 2.23%
Ingersoll-Rand PLC (b)(c)	5,273	534,102
SPX FLOW, Inc. (a)	10,241	490,954
Terex Corp.	14,394	557,768
		1,582,824
Management of Companies and Enterprises - 0.86%
AES Corp.	45,119	607,302

Merchant Wholesalers, Durable Goods - 0.85%
WESCO International, Inc. (a)	9,855	602,633

Merchant Wholesalers, Nondurable Goods - 1.40%
AmerisourceBergen Corp.	6,700	602,799
Nu Skin Enterprises, Inc. - Class A	4,917	391,393
		994,192
Mining (except Oil and Gas) - 0.66%
Freeport-McMoRan, Inc. - Class B	33,162	465,926

Miscellaneous Manufacturing - 2.24%
Acushnet Holdings Corp.	18,928	512,002
Haemonetics Corp. (a)	5,564	621,165
Textron, Inc.	6,493	448,212
		1,581,379
Motion Picture and Sound Recording Industries - 0.70%
Netflix, Inc. (a)	1,354	497,839

Nonstore Retailers - 1.52%
Amazon.com, Inc. (a)	227	456,885
WW Grainger, Inc.	1,742	616,790
		1,073,675
Oil and Gas Extraction - 1.14%
Denbury Resources, Inc. (a)	44,907	250,132
Phillips 66	4,666	552,968
		803,100

Other Information Services - 0.81%
Facebook, Inc. - Class A (a)	3,265	573,758

Paper Manufacturing - 0.76%
Sonoco Products Co.	9,547	535,014

Performing Arts, Spectator Sports, and Related Industries - 0.81%
Viacom, Inc. - Class B	19,565	572,863

Petroleum and Coal Products Manufacturing - 3.83%
Chevron Corp.	2,899	343,416
HollyFrontier Corp.	7,784	580,064
Marathon Petroleum Corp.	7,056	580,638
PBF Energy, Inc. - Class A (b)	12,393	643,444
Valero Energy Corp.	4,855	572,307
		2,719,869
Primary Metal Manufacturing - 1.54%
Reliance Steel & Aluminum Co.	6,269	550,982
Steel Dynamics, Inc.	11,850	541,901
		1,092,883
Professional, Scientific, and Technical Services - 8.08%
Amgen, Inc.	3,161	631,599
Aspen Technology, Inc. (a)(b)	5,956	687,084
Biogen, Inc. (a)	1,767	624,617
F5 Networks, Inc. (a)	3,275	619,368
FTI Consulting, Inc. (a)	6,673	508,616
Insperity, Inc.	4,254	509,842
Korn/Ferry International	7,444	499,716
MAXIMUS, Inc.	8,653	575,424
Syntel, Inc. (a)	12,901	525,587
VMware, Inc. - Class A (a)(b)	3,481	533,498
		5,715,351
Publishing Industries (except Internet) - 4.50%
Adobe Systems, Inc. (a)	2,050	540,195
Citrix Systems, Inc. (a)	5,091	580,476
Fortinet, Inc. (a)	7,276	609,438
Intuit	1,704	373,977
Microsoft Corp.	4,740	532,444
Oracle Corp.	11,484	557,893
		3,194,423
Rail Transportation - 0.79%
Genesee & Wyoming, Inc. - Class A (a)	6,341	557,310

Real Estate - 1.80%
CBRE Group, Inc. - Class A (a)	13,388	653,468
Jones Lang LaSalle, Inc.	4,049	617,553
		1,271,021
Rental and Leasing Services - 0.72%
Synchrony Financial	16,162	511,851

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.47%
Goldman Sachs Group, Inc.	2,245	533,884
Morgan Stanley	10,386	507,148
		1,041,032
Specialty Trade Contractors - 0.83%
Comfort Systems USA, Inc.	10,177	584,159

Support Activities for Mining - 0.83%
ConocoPhillips	8,032	589,790

Telecommunications - 0.94%
Verizon Communications, Inc.	12,174	661,900

Transportation Equipment Manufacturing - 3.80%
Allison Transmission Holdings, Inc.	13,950	692,756
Boeing Co.	1,612	552,577
Brunswick Corp.	8,168	542,519
Lear Corp.	2,568	416,530
Tenneco, Inc.	11,350	485,667
		2,690,049
Truck Transportation - 0.81%
Landstar System, Inc.	4,970	575,526

Utilities - 3.44%
CenterPoint Energy, Inc.	24,261	674,212
Entergy Corp.	6,313	527,704
Exelon Corp.	14,249	622,824
NRG Energy, Inc.	17,302	612,318
		2,437,058
TOTAL COMMON STOCKS (Cost $64,068,877)		71,463,803

REAL ESTATE INVESTMENT TRUSTS* - 6.88%
First Industrial Realty Trust, Inc.	16,689	541,725
GEO Group, Inc.	21,028	533,480
Host Hotels & Resorts, Inc.	28,568	615,069
Park Hotels & Resorts, Inc.	15,613	522,255
Piedmont Office Realty Trust, Inc. - Class A	28,179	559,071
PS Business Parks, Inc.	4,362	568,936
Senior Housing Properties Trust	23,032	440,142
VICI Properties, Inc.	26,375	551,501
Xenia Hotels & Resorts, Inc.	22,234	539,397
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,542,290)		4,871,576

SHORT-TERM INVESTMENTS - 0.31%
Fidelity Investments Money Market Funds - Government Portfolio - Class I, 1.820% (b)(d)	215,628	215,628
TOTAL SHORT-TERM INVESTMENTS (Cost $215,628)		215,628

Total Investments (Cost $68,826,795) - 108.16%		76,551,007
Liabilities in Excess of Other Assets - (8.16)%		(5,775,194)
TOTAL NET ASSETS - 100.00%		$70,775,813

Percentages are stated as a percent of net assets.

* Unless otherwise noted, all of a portion of these securities, totaling $70,910,080, are pledged as collateral for securities sold short.

(a)	Non-income producing security.
(b)	This security is not pledged as collateral for securities sold short.
(c)	Foreign issued security.
(d)	Seven day yield as of August 31, 2018.

Abbreviations:
Ltd.	Limited Liability Company.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
PLC	Public Limited Company.
SA	Generally designates a type of corporation in various countries, mostly those employing a civil law legal system.

Convergence Market Neutral Fund
Schedule of Securities Sold Short
August 31, 2018 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT - (83.16)%
COMMON STOCKS (74.59)%
Accommodation - (1.04)%
Caesars Entertainment Corp.	(37,660)	$(384,132)
Hilton Grand Vacations, Inc.	(10,761)	(351,454)
		(735,586)
Administrative and Support Services - (2.00)%
ABM Industries, Inc.	(11,400)	(361,608)
Automatic Data Processing, Inc.	(2,273)	(333,563)
Brink's Co.	(5,074)	(381,057)
Gartner, Inc.	(2,274)	(340,554)
		(1,416,782)
Air Transportation - (0.49)%
Spirit Airlines, Inc.	(7,271)	(345,518)
Amusement, Gambling, and Recreation Industries - (0.53)%
Wynn Resorts Ltd.	(2,525)	(374,559)
Broadcasting (except Internet) - (1.55)%
Cable One, Inc.	(434)	(363,579)
Charter Communications, Inc. - Class A	(1,117)	(346,717)
Liberty Broadband Corp. - Class A	(4,740)	(383,940)
		(1,094,236)
Chemical Manufacturing - (7.11)%
ACADIA Pharmaceuticals, Inc.	(12,896)	(183,381)
Acceleron Pharma, Inc.	(4,720)	(254,974)
Aerie Pharmaceuticals, Inc.	(3,304)	(202,700)
Albemarle Corp.	(3,782)	(361,257)
Alnylam Pharmaceuticals, Inc.	(1,770)	(217,126)
Bluebird Bio, Inc.	(1,230)	(207,009)
Blueprint Medicines Corp.	(3,338)	(255,924)
Clovis Oncology, Inc.	(5,784)	(206,778)
Colgate-Palmolive Co.	(4,712)	(312,924)
Coty, Inc. - Class A	(26,519)	(327,775)
DowDuPont, Inc.	(5,389)	(377,931)
Ferro Corp.	(16,216)	(355,941)
FMC Corp.	(4,249)	(363,077)
Ionis Pharmaceuticals, Inc.	(3,308)	(151,143)
Medicines Co.	(5,222)	(206,843)
NewMarket Corp.	(957)	(383,795)
Portola Pharmaceuticals, Inc.	(7,281)	(217,338)
Puma Biotechnology, Inc.	(3,245)	(142,618)
Sage Therapeutics, Inc.	(1,357)	(222,901)
TESARO, Inc.	(2,703)	(87,712)
		(5,039,147)

Computer and Electronic Product Manufacturing - (4.83)%
Cognex Corp.	(6,364)	(342,383)
Coherent, Inc.	(2,134)	(406,740)
Guidewire Software, Inc.	(3,338)	(335,703)
Inphi Corp.	(7,484)	(277,432)
MACOM Technology Solutions Holdings, Inc.	(11,642)	(268,348)
MaxLinear, Inc.	(11,193)	(215,801)
Mercury Systems, Inc.	(9,593)	(522,915)
Monolithic Power Systems, Inc.	(2,495)	(373,926)
Universal Display Corp.	(2,966)	(363,038)
ViaSat, Inc.	(4,917)	(308,886)
		(3,415,172)
Construction of Buildings - (0.44)%
Lennar Corp. - Class A	(6,036)	(311,880)
Credit Intermediation and Related Activities - (6.26)%
Bank of Hawaii Corp.	(4,516)	(375,415)
Euronet Worldwide, Inc.	(3,700)	(361,860)
First Horizon National Corp.	(20,008)	(368,547)
First Republic Bank	(3,420)	(347,438)
Flagstar Bancorp, Inc.	(10,719)	(354,263)
Glacier Bancorp, Inc.	(8,182)	(373,754)
Home BancShares, Inc.	(15,181)	(355,387)
Signature Bank	(3,196)	(369,905)
SLM Corp.	(30,664)	(359,382)
Sterling Bancorp	(15,484)	(353,809)
Towne Bank	(12,558)	(409,392)
Valley National Bancorp	(32,789)	(395,107)
		(4,424,259)
Data Processing, Hosting and Related Services - (0.47)%
ExlService Holdings, Inc.	(5,170)	(331,294)

Electrical Equipment, Appliance, and Component Manufacturing - (0.53)%
Littelfuse, Inc.	(1,667)	(372,675)
Fabricated Metal Product Manufacturing - (0.46)%
BWX Technologies, Inc.	(5,294)	(324,628)
Food Manufacturing - (2.37)%
Campbell Soup Co.	(8,331)	(328,658)
General Mills, Inc.	(6,847)	(315,030)
Hain Celestial Group, Inc.	(12,832)	(366,482)
Kraft Heinz Co.	(5,830)	(339,714)
McCormick & Company, Inc.	(2,631)	(328,559)
		(1,678,443)
Food Services and Drinking Places - (0.82)%
Casey's General Stores, Inc.	(1,702)	(194,317)
McDonald's Corp.	(2,368)	(384,161)
		(578,478)
Furniture and Home Furnishings Stores - (0.63)%
At Home Group, Inc.	(7,308)	(251,469)
Floor & Decor Holdings, Inc. - Class A	(5,382)	(197,842)
		(449,311)
Furniture and Related Product Manufacturing - (0.47)%
Tempur Sealy International, Inc.	(6,025)	(333,725)
General Merchandise Stores - (0.28)%
PriceSmart, Inc.	(2,315)	(201,058)
Heavy and Civil Engineering Construction - (0.49)%
Granite Construction, Inc.	(7,655)	(349,681)
Insurance Carriers and Related Activities - (2.78)%
American International Group, Inc.	(7,854)	(417,597)
Arch Capital Group Ltd. (a)	(11,651)	(356,171)
Arthur J. Gallagher & Co.	(5,556)	(400,810)
Chubb Ltd. (a)	(2,765)	(373,939)
ProAssurance Corp.	(8,667)	(419,049)
		(1,967,566)
Machinery Manufacturing - (3.19)%
AAON, Inc.	(7,526)	(304,050)
Colfax Corp.	(11,051)	(385,901)
Deere & Co.	(2,397)	(344,689)
Donaldson Company, Inc.	(8,136)	(411,682)
II-VI, Inc.	(7,694)	(382,777)
Middleby Corp.	(3,464)	(421,014)
		(2,250,113)
Management of Companies and Enterprises - (0.56)%
Ameris Bancorp	(7,980)	(396,207)

Merchant Wholesalers, Durable Goods - (3.36)%
Beacon Roofing Supply, Inc.	(9,447)	(350,294)
Dorman Products, Inc.	(5,014)	(406,034)
Fortune Brands Home & Security, Inc.	(6,105)	(323,443)
GCP Applied Technologies, Inc.	(14,398)	(362,829)
Henry Schein, Inc.	(4,404)	(342,103)
LKQ Corp.	(7,546)	(260,488)
Mohawk Industries, Inc.	(1,720)	(329,535)
		(2,374,726)
Merchant Wholesalers, Nondurable Goods - (1.00)%
Aimmune Therapeutics, Inc.	(8,206)	(229,029)
Atara Biotherapeutics, Inc.	(6,040)	(247,338)
Global Blood Therapeutics, Inc.	(4,750)	(232,513)
		(708,880)
Mining (except Oil and Gas) - (0.56)%
Summit Materials, Inc. - Class A	(18,733)	(398,451)
Miscellaneous Manufacturing - (4.60)%
Becton Dickinson and Co.	(1,334)	(349,335)
Cooper Companies, Inc.	(1,316)	(336,606)
DENTSPLY SIRONA, Inc.	(8,745)	(349,100)
iRhythm Technologies, Inc.	(4,719)	(439,291)
Mattel, Inc.	(20,212)	(311,871)
National Vision Holdings, Inc.	(8,208)	(363,204)
Nevro Corp.	(5,822)	(392,519)
Stryker Corp.	(1,800)	(304,974)
Teleflex, Inc.	(1,620)	(400,837)
		(3,247,737)
Motion Picture and Sound Recording Industries - (0.51)%
Take-Two Interactive Software, Inc.	(2,723)	(363,684)
Motor Vehicle and Parts Dealers - (1.22)%
CarMax, Inc.	(3,906)	(304,863)
Carvana Co.	(4,449)	(288,028)
Lithia Motors, Inc. - Class A	(3,045)	(263,088)
		(855,979)
Nonstore Retailers - (1.12)%
Copart, Inc.	(6,243)	(401,487)
Liberty Expedia Holdings, Inc. - Class A	(8,545)	(394,352)
		(795,839)
Nursing and Residential Care Facilities - (0.58)%
Omnicell, Inc.	(5,982)	(411,263)
Oil and Gas Extraction - (1.90)%
Callon Petroleum Co.	(29,830)	(337,079)
EQT Corp.	(7,040)	(359,181)
Matador Resources Co.	(10,299)	(337,189)
Parsley Energy, Inc. - Class A	(11,022)	(306,081)
		(1,339,530)
Performing Arts, Spectator Sports, and Related Industries - (0.51)%
International Game Technology PLC (a)	(17,156)	(360,962)
Petroleum and Coal Products Manufacturing - (0.52)%
Valvoline, Inc.	(17,223)	(370,639)
Plastics and Rubber Products Manufacturing - (0.42)%
Newell Brands, Inc.	(13,820)	(300,170)
Primary Metal Manufacturing - (1.14)%
Arconic, Inc.	(16,253)	(363,742)
Finisar Corp.	(21,921)	(447,188)
		(810,930)
Printing and Related Support Activities - (0.60)%
Centennial Resource Development, Inc. - Class A	(22,006)	(424,056)
Professional, Scientific, and Technical Services - (2.73)%
AnaptysBio, Inc.	(2,400)	(212,736)
Cloudera, Inc.	(24,558)	(368,616)
Diebold Nixdorf, Inc.	(23,973)	(113,872)
Exelixis, Inc.	(7,862)	(147,727)
Macquarie Infrastructure Corp.	(7,159)	(336,759)
Nielsen Holdings PLC (a)	(13,921)	(361,946)
RealPage, Inc.	(6,293)	(392,683)
		(1,934,339)
Publishing Industries (except Internet) - (3.69)%
Blackbaud, Inc.	(3,922)	(410,124)
Ellie Mae, Inc.	(3,284)	(346,035)
LogMeIn, Inc.	(4,826)	(414,794)
Medidata Solutions, Inc.	(3,246)	(275,845)
New York Times Co. - Class A	(14,634)	(340,972)
Pegasystems, Inc.	(6,505)	(414,369)
Synopsys, Inc.	(4,062)	(414,892)
		(2,617,031)
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - (2.83)%
Aramark	(8,767)	(360,148)
CBOE Global Markets, Inc.	(3,536)	(356,429)
Enstar Group Ltd. (a)	(1,586)	(338,611)

Syneos Health, Inc. - Class A	(4,296)	(214,156)
TD Ameritrade Holding Corp.	(6,344)	(371,568)
Worldpay, Inc. - Class A	(3,797)	(369,790)
		(2,010,702)
Support Activities for Mining - (1.47)%
Patterson-UTI Energy, Inc.	(20,148)	(345,135)
SemGroup Corp. - Class A	(13,049)	(315,786)
SRC Energy, Inc.	(40,920)	(380,965)
		(1,041,886)
Telecommunications - (1.27)%
8x8, Inc.	(16,683)	(378,704)
Iridium Communications, Inc.	(12,981)	(262,865)
Shenandoah Telecommunications Co.	(6,670)	(254,461)
		(896,030)
Transportation Equipment Manufacturing - (1.50)%
REV Group, Inc.	(21,528)	(366,192)
Sun Hydraulics Corp.	(7,043)	(354,545)
Tesla, Inc.	(1,128)	(340,272)
		(1,061,009)
Truck Transportation - (0.48)%
Knight-Swift Transportation Holdings, Inc. - Class A	(10,003)	(341,402)
Utilities - (3.30)%
Dominion Energy, Inc.	(5,502)	(389,377)
NiSource, Inc.	(13,005)	(352,045)
Northwest Natural Gas Co.	(5,637)	(365,841)
Sempra Energy	(3,364)	(390,494)
TerraForm Power, Inc. - Class A	(37,199)	(415,885)
Vistra Energy Corp.	(18,146)	(427,156)
		(2,340,798)
Water Transportation - (0.97)%
Golar LNG Ltd. (a)	(13,827)	(353,419)
Kirby Corp.	(3,797)	(331,478)
		(684,897)
Wood Product Manufacturing - (1.01)%
American Woodmark Corp.	(4,442)	(377,347)
JELD-WEN Holding, Inc.	(13,861)	(337,100)
		(714,447)
TOTAL COMMON STOCKS (Proceeds $52,560,202)		(52,795,705)

REAL ESTATE INVESTMENT TRUSTS (8.57)%
Apollo Commercial Real Estate Finance, Inc.	(17,210)	(334,390)
Blackstone Mortgage Trust, Inc. - Class A	(9,978)	(339,851)
Chimera Investment Corp.	(17,286)	(322,038)
Crown Castle International Corp.	(3,232)	(368,545)
CyrusOne, Inc.	(5,196)	(347,924)
Digital Realty Trust, Inc.	(2,679)	(332,946)
Duke Realty Corp.	(12,254)	(349,116)
Equinix, Inc.	(862)	(375,944)
Essex Property Trust, Inc.	(1,607)	(395,772)
HCP, Inc.	(13,022)	(351,985)
Healthcare Trust of America, Inc. - Class A	(15,367)	(439,036)
Iron Mountain, Inc.	(10,882)	(392,840)
JBG SMITH Properties	(8,020)	(300,429)
Macerich Co.	(5,822)	(341,984)
Starwood Property Trust, Inc.	(16,155)	(355,895)
Ventas, Inc.	(5,875)	(351,736)
Welltower, Inc.	(5,456)	(363,970)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $5,682,719)		(6,064,401)
Total Securities Sold Short (Proceeds $58,242,921)		$(58,860,106)

(a)	Foreign issued security.

Abbreviations:
Ltd.	Limited Liability Company.
PLC	Public Limited Company.

Convergence Opportunities Fund
Schedule of Investments
August 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS* - 135.77%
Accommodation - 1.22%
Penn National Gaming, Inc. (a)	14,975	$516,039

Administrative and Support Services - 3.12%
AECOM (a)	11,584	389,686
Kforce, Inc.	14,814	622,929
TriNet Group, Inc. (a)	5,107	301,670
		1,314,285
Ambulatory Health Care Services - 4.41%
Amedisys, Inc. (a)	5,697	712,182
Genomic Health, Inc. (a)	6,755	413,203
Medpace Holdings, Inc. (a)(b)	12,270	733,624
		1,859,009
Beverage and Tobacco Product Manufacturing - 1.38%
Boston Beer Company, Inc. - Class A (a)	1,004	304,362
National Beverage Corp. (a)(b)	2,334	275,039
		579,401
Broadcasting (except Internet) - 1.15%
AMC Networks, Inc. - Class A (a)	3,643	228,817
Nexstar Media Group, Inc. - Class A	3,130	256,660
		485,477
Chemical Manufacturing - 12.74%
Corcept Therapeutics, Inc. (a)	35,886	539,008
Emergent BioSolutions, Inc. (a)	8,989	557,318
Enanta Pharmaceuticals, Inc. (a)	5,672	515,755
Innoviva, Inc. (a)	44,211	641,944
Kraton Corp. (a)	10,467	492,263
Ligand Pharmaceuticals, Inc. (a)	2,866	744,272
Mallinckrodt PLC (a)(c)	27,059	932,452
Medifast, Inc.	1,511	345,641
Myriad Genetics, Inc. (a)	11,984	596,683
		5,365,336
Clothing and Clothing Accessories Stores - 4.09%
Abercrombie & Fitch Co. - Class A	16,885	365,898
American Eagle Outfitters, Inc.	18,097	469,798
Signet Jewelers Ltd. (c)	8,460	543,132
Tailored Brands, Inc.	14,622	344,202
		1,723,030
Computer and Electronic Product Manufacturing - 8.52%
Amkor Technology, Inc. (a)	48,618	424,435
ARRIS International PLC (a)(c)	8,325	215,701
Comtech Telecommunications Corp.	15,372	551,086
Diodes, Inc. (a)	15,237	577,787
Jabil, Inc.	15,606	461,313
Tech Data Corp. (a)	5,151	374,735
Vishay Intertechnology, Inc.	20,781	494,588
Xcerra Corp. (a)	33,859	490,278
		3,589,923
Credit Intermediation and Related Activities - 18.94%
BancorpSouth Bank	16,367	569,572
Bank of N.T. Butterfield & Son Ltd. (b)(c)	11,079	585,415
BankUnited, Inc.	16,437	637,591
Cathay General Bancorp	13,224	559,375
Comerica, Inc.	2,320	226,154
EVERTEC, Inc. (b)(c)	16,018	385,233
First BanCorp (a)(c)	47,023	411,451
First Midwest Bancorp, Inc.	19,395	527,156
H&R Block, Inc.	17,289	467,840
Nelnet, Inc. - Class A	6,811	392,654
OFG Bancorp (b)(c)	16,517	267,575
OneMain Holdings, Inc. (a)	13,466	494,202
Popular, Inc. (c)	11,082	557,868
TCF Financial Corp.	27,848	705,947
Walker & Dunlop, Inc.	8,396	457,582
Zions Bancorporation	13,742	732,310
		7,977,925
Data Processing, Hosting and Related Services - 1.25%
HMS Holdings Corp. (a)	16,450	527,223

Educational Services - 0.87%
American Public Education, Inc. (a)	10,606	368,559

Electrical Equipment, Appliance, and Component Manufacturing - 2.79%
Generac Holdings, Inc. (a)	8,881	492,807
Integer Holdings Corp. (a)	8,520	680,748
		1,173,555
Fabricated Metal Product Manufacturing - 2.14%
Hillenbrand, Inc.	8,970	458,816
NCI Building Systems, Inc. (a)(b)	26,295	444,386
		903,202
Food and Beverage Stores - 0.35%
SpartanNash Co.	6,845	146,141

Food Manufacturing - 0.55%
Dean Foods Co.	30,430	231,877

Food Services and Drinking Places - 2.15%
Brinker International, Inc.	9,249	409,546
Hyatt Hotels Corp. - Class A	6,392	494,484
		904,030
Furniture and Home Furnishings Stores - 1.44%
Restoration Hardware Outlet (a)(b)(d)	3,827	608,493

Gasoline Stations - 0.89%
Delek U.S. Holdings, Inc.	6,890	375,505

Hospitals - 1.29%
Tenet Healthcare Corp. (a)	16,068	541,813

Insurance Carriers and Related Activities - 4.99%
American National Insurance Co. (b)	2,800	359,352
Essent Group Ltd. (a)(c)	11,921	516,896
Kemper Corp.	4,061	330,362
Primerica, Inc.	3,233	395,234
Universal Insurance Holdings, Inc.	11,229	500,813
		2,102,657
Leather and Allied Product Manufacturing - 2.16%
Crocs, Inc. (a)	22,037	455,284
Deckers Outdoor Corp. (a)	3,742	455,926
		911,210
Machinery Manufacturing - 3.09%
Milacron Holdings Corp. (a)	21,583	457,560
SPX FLOW, Inc. (a)	8,348	400,203
Terex Corp.	11,488	445,160
		1,302,923
Management of Companies and Enterprises - 0.83%
National Bank Holdings Corp. - Class A	8,706	349,546

Merchant Wholesalers, Durable Goods - 1.94%
Schnitzer Steel Industries, Inc. - Class A	12,781	336,779
WESCO International, Inc. (a)	7,866	481,007
		817,786
Merchant Wholesalers, Nondurable Goods - 0.45%
Performance Food Group Co. (a)	5,733	189,762

Mining (except Oil and Gas) - 0.97%
Peabody Energy Corp.	9,920	409,795

Miscellaneous Manufacturing - 4.68%
Acushnet Holdings Corp.	14,125	382,081
AngioDynamics, Inc. (a)	22,185	497,388
Haemonetics Corp. (a)	5,675	633,556
LeMaitre Vascular, Inc.	5,280	198,053
Matson, Inc.	7,033	262,753
		1,973,831
Oil and Gas Extraction - 1.34%
Southwestern Energy Co. (a)	100,414	564,327

Paper Manufacturing - 2.36%
Boise Cascade Co.	9,392	410,430
Verso Corp. - Class A (a)	18,601	583,886
		994,316
Petroleum and Coal Products Manufacturing - 3.33%
CVR Energy, Inc. (b)	10,782	410,255
Murphy Oil Corp.	12,841	395,888
PBF Energy, Inc. - Class A (b)	11,517	597,962
		1,404,105
Pipeline Transportation - 1.39%
New Jersey Resources Corp.	12,753	581,537

Plastics and Rubber Products Manufacturing - 1.17%
Advanced Drainage Systems, Inc.	15,742	493,512

Primary Metal Manufacturing - 2.54%
Atkore International Group, Inc. (a)	18,716	512,444
Insteel Industries, Inc.	9,361	358,994
SunCoke Energy, Inc. (a)	17,810	198,760
		1,070,198
Professional, Scientific, and Technical Services - 15.85%
Aspen Technology, Inc. (a)(b)	6,441	743,034
CACI International, Inc. - Class A (a)	3,458	674,310
Convergys Corp.	16,456	406,957
Echo Global Logistics, Inc. (a)	9,290	308,428
FTI Consulting, Inc. (a)	2,770	211,129
Hamilton Lane, Inc. - Class A	9,221	449,800
Insperity, Inc.	5,951	713,227
Korn/Ferry International	9,016	605,244
MAXIMUS, Inc.	8,225	546,963
Providence Service Corp. (a)	5,000	335,700
Syntel, Inc. (a)	17,589	716,576
Unisys Corp. (a)(b)	51,987	966,958
		6,678,326
Publishing Industries (except Internet) - 3.46%
CalAmp Corp. (a)	19,107	449,015
Gannett Company, Inc.	18,486	190,036
Manhattan Associates, Inc. (a)	10,718	621,536
New Media Investment Group, Inc.	12,212	194,171
		1,454,758
Real Estate - 4.51%
CBRE Group, Inc. - Class A (a)	8,849	431,920
Jones Lang LaSalle, Inc.	2,851	434,835
Marcus & Millichap, Inc. (a)	12,292	447,552
RMR Group, Inc. - Class A	6,200	585,589
		1,899,896
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.16%
Evercore Partners, Inc. - Class A	4,615	489,882

Telecommunications - 1.04%
Telephone & Data Systems, Inc. (b)	14,586	438,163

Transportation Equipment Manufacturing - 4.47%
Brunswick Corp.	5,459	362,587
Meritor, Inc. (a)	20,427	442,448
Tenneco, Inc.	6,935	296,749
Tower International, Inc.	10,377	350,742
TriMas Corp. (a)	14,020	430,414
		1,882,940
Truck Transportation - 0.71%
ArcBest Corp.	6,261	301,154

Utilities - 2.90%
Black Hills Corp.	10,075	592,914
Vistra Energy Corp. (a)	26,656	627,482
		1,220,396
Wood Product Manufacturing - 1.14%
Louisiana-Pacific Corp.	16,530	482,015

TOTAL COMMON STOCKS (Cost $46,234,343)		57,203,858

REAL ESTATE INVESTMENT TRUSTS* - 5.23%
First Industrial Realty Trust, Inc.	11,539	374,556
iStar, Inc.	37,195	416,212
Mack-Cali Realty Corp.	22,679	495,310
Piedmont Office Realty Trust, Inc. - Class A	19,730	391,443
PS Business Parks, Inc.	916	119,474
Spirit Realty Capital, Inc.	48,631	407,041
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,098,250)		2,204,036

Investments Purchased with Proceeds from Securities Lending - 1.44%
Money Market Fund - 1.44%
First American Government Obligations Fund, Class Y, 1.510% (b)(e)	607,027	607,027
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost 607,027)		607,027

SHORT-TERM INVESTMENTS - 2.08%
Fidelity Investments Money Market Funds - Government Portfolio - Class I, 1.820% (b)(e)	875,924	875,924
TOTAL SHORT-TERM INVESTMENTS (Cost $875,924)		875,924

Total Investments (Cost $49,815,544) - 144.52%		60,890,845
Liabilities in Excess of Other Assets - (44.52)%		(18,758,010)
TOTAL NET ASSETS - 100.00%		$42,132,835

Percentages are stated as a percent of net assets.

* Unless otherwise noted, all of a portion of these securities, totaling $52,592,406, are pledged as collateral for securities sold short.

(a)	Non-income producing security.
(b)	This security is not pledged as collateral for securities sold short.
(c)	Foreign issued security.
(d)	All or a portion of security is out on loan.
(e)	Seven day yield as of August 31, 2018.

Abbreviations:
Ltd.	Limited Liability Company.
PLC	Public Limited Company.

Convergence Opportunities Fund
Schedule of Securities Sold Short
August 31, 2018 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT - (45.33)%
COMMON STOCKS (41.06)%
Accommodation - (0.79)%
Belmond Ltd. - Class A (a)	(12,364)	$(207,097)
Monarch Casino & Resort, Inc.	(2,647)	(124,541)
		(331,638)
Administrative and Support Services - (1.38)%
ABM Industries, Inc.	(4,216)	(133,732)
Brink's Co.	(1,409)	(105,816)
Hostess Brands, Inc. - Class A	(6,950)	(81,732)
Viad Corp.	(2,349)	(144,697)
WageWorks, Inc.	(2,175)	(116,363)
		(582,340)
Air Transportation - (0.53)%
Allegiant Travel Co.	(634)	(86,383)
Spirit Airlines, Inc.	(2,840)	(134,956)
		(221,339)
Ambulatory Health Care Services - (0.38)%
LHC Group, Inc.	(1,629)	(161,157)
Amusement, Gambling, and Recreation Industries - (0.32)%
Golden Entertainment, Inc.	(4,656)	(135,071)
Broadcasting (except Internet) - (0.97)%
Cable One, Inc.	(111)	(92,988)
Entercom Communications Corp. - Class A	(9,578)	(75,187)
EW Scripps, Co. - Class A	(5,331)	(78,206)
Roku, Inc.	(1,372)	(81,620)
WideOpenWest, Inc.	(6,760)	(78,754)
		(406,755)
Chemical Manufacturing - (3.85)%
Aclaris Therapeutics, Inc.	(3,771)	(60,034)
Aerie Pharmaceuticals, Inc.	(1,037)	(63,620)
Akebia Therapeutics, Inc.	(6,625)	(54,391)
Alder Biopharmaceuticals, Inc.	(4,611)	(83,459)
Assembly Biosciences, Inc.	(1,872)	(74,880)
Blueprint Medicines Corp.	(990)	(75,903)
Clovis Oncology, Inc.	(1,717)	(61,383)
Coherus Biosciences, Inc.	(3,871)	(78,001)
Coty, Inc. - Class A	(3,869)	(47,821)
Dynavax Technologies Corp.	(4,692)	(64,984)
Esperion Therapeutics, Inc.	(1,860)	(92,051)
Flexion Therapeutics, Inc.	(2,786)	(63,799)
G1 Therapeutics, Inc.	(1,463)	(88,775)
HB Fuller Co.	(1,805)	(102,867)
Heska Corp.	(1,257)	(134,500)
La Jolla Pharmaceutical Co.	(2,426)	(55,895)
NewMarket Corp.	(280)	(112,291)
Puma Biotechnology, Inc.	(1,349)	(59,289)
Quaker Chemical Corp.	(758)	(136,546)
Radius Health, Inc.	(2,441)	(50,211)
TESARO, Inc.	(2,045)	(66,360)
		(1,627,060)
Computer and Electronic Product Manufacturing - (3.07)%
Avanos Medical, Inc.	(2,443)	(176,141)
Coherent, Inc.	(604)	(115,122)
Cray, Inc.	(5,925)	(128,573)
FGL Holdings (a)	(10,596)	(92,291)
Inphi Corp.	(4,032)	(149,467)
MACOM Technology Solutions Holdings, Inc.	(5,446)	(125,530)
MaxLinear, Inc.	(7,554)	(145,641)
Mercury Systems, Inc.	(2,936)	(160,041)
Super Micro Computer, Inc.	(4,704)	(96,479)
ViaSat, Inc.	(1,660)	(104,281)
		(1,293,566)

Construction of Buildings - (0.23)%
Lennar Corp. - Class A	(1,929)	(99,671)
Credit Intermediation and Related Activities - (5.02)%
Bank of Hawaii Corp.	(1,609)	(133,756)
Byline Bancorp, Inc.	(6,239)	(142,436)
Euronet Worldwide, Inc.	(1,272)	(124,402)
First Horizon National Corp.	(7,715)	(142,110)
Flagstar Bancorp, Inc.	(3,775)	(124,764)
Home BancShares, Inc.	(6,575)	(153,921)
Kearny Financial Corp.	(9,796)	(134,205)
LendingTree, Inc.	(574)	(145,423)
OceanFirst Financial Corp.	(4,725)	(137,970)
Pinnacle Financial Partners, Inc.	(1,988)	(128,325)
Signature Bank	(1,282)	(148,379)
Sterling Bancorp	(7,361)	(168,198)
Towne Bank	(4,525)	(147,515)
Union Bankshares Corp.	(3,315)	(137,904)
Veritex Holdings, Inc.	(4,763)	(145,843)
		(2,115,151)
Data Processing, Hosting and Related Services - (0.29)%
ExlService Holdings, Inc.	(1,927)	(123,482)
Fabricated Metal Product Manufacturing - (0.77)%
American Outdoor Brands Corp.	(6,985)	(98,000)
LCI Industries	(1,117)	(103,825)
NN, Inc.	(6,013)	(120,260)
		(322,085)
Food and Beverage Stores - (0.34)%
Core-Mark Holding Company, Inc.	(3,947)	(141,184)
Food Manufacturing - (0.46)%
Hain Celestial Group, Inc.	(3,190)	(91,106)
Simply Good Foods Co.	(5,673)	(102,114)
		(193,220)
Food Services and Drinking Places - (0.78)%
Casey's General Stores, Inc.	(569)	(64,963)
Jack in the Box, Inc.	(1,410)	(127,802)
Wayfair, Inc. - Class A	(992)	(134,089)
		(326,854)
Furniture and Home Furnishings Stores - (0.16)%
Floor & Decor Holdings, Inc. - Class A	(1,872)	(68,815)
Furniture and Related Product Manufacturing - (0.22)%
Tempur Sealy International, Inc.	(1,637)	(90,673)
Heavy and Civil Engineering Construction - (0.23)%
Century Communities, Inc.	(3,248)	(95,004)
Insurance Carriers and Related Activities - (0.96)%
James River Group Holdings Ltd. (a)	(3,031)	(124,119)
ProAssurance Corp.	(3,312)	(160,136)
Third Point Reinsurance Ltd. (a)	(9,058)	(121,377)
		(405,632)
Machinery Manufacturing - (2.01)%
CIRCOR International, Inc.	(2,587)	(117,346)
Colfax Corp.	(4,300)	(150,156)
Glaukos Corp.	(3,143)	(214,887)
John Bean Technologies Corp.	(1,043)	(123,387)
Lydall, Inc.	(2,988)	(127,886)
Manitowoc Company, Inc.	(4,952)	(114,837)
		(848,499)
Management of Companies and Enterprises - (0.92)%
Banc of California, Inc.	(6,850)	(138,027)
ConvergeOne Holdings, Inc.	(11,677)	(106,728)
LegacyTexas Financial Group, Inc.	(3,107)	(143,761)
		(388,516)
Merchant Wholesalers, Durable Goods - (1.81)%
Adient PLC (a)	(2,082)	(90,130)
Beacon Roofing Supply, Inc.	(2,730)	(101,228)
Fitbit, Inc. - Class A	(22,971)	(138,286)
Foundation Building Materials, Inc.	(7,927)	(109,472)
Spectrum Brands Holdings, Inc.	(611)	(53,065)
TrueCar, Inc.	(13,321)	(171,309)
Veeco Instruments, Inc.	(8,149)	(97,788)
		(761,278)
Merchant Wholesalers, Nondurable Goods - (0.92)%
Aimmune Therapeutics, Inc.	(1,996)	(55,708)
Andersons, Inc.	(1,601)	(65,401)
Atara Biotherapeutics, Inc.	(1,942)	(79,525)
Global Blood Therapeutics, Inc.	(1,576)	(77,145)
PQ Group Holdings, Inc.	(5,903)	(105,073)
		(382,852)

Mining (except Oil and Gas) - (0.23)%
Ring Energy, Inc.	(8,058)	(95,084)
Miscellaneous Manufacturing - (2.06)%
iRhythm Technologies, Inc.	(1,704)	(158,625)
K2M Group Holdings, Inc.	(6,794)	(185,748)
Mattel, Inc.	(6,184)	(95,419)
National Vision Holdings, Inc.	(2,216)	(98,058)
Nevro Corp.	(2,468)	(166,393)
NuVasive, Inc.	(2,349)	(164,876)
		(869,119)
Motor Vehicle and Parts Dealers - (0.82)%
Cargurus, Inc.	(2,537)	(125,125)
Cars.com, Inc.	(4,889)	(131,563)
Lithia Motors, Inc. - Class A	(1,067)	(92,189)
		(348,877)
Nonstore Retailers - (0.20)%
Nutrisystem, Inc.	(2,231)	(82,547)
Oil and Gas Extraction - (0.19)%
Extraction Oil & Gas, Inc.	(6,750)	(77,963)
Performing Arts, Spectator Sports, and Related Industries - (0.40)%
International Game Technology PLC (a)	(4,458)	(93,796)
Scientific Games Corp. - Class A	(2,456)	(74,417)
		(168,213)
Personal and Laundry Services - (0.28)%
Healthcare Services Group, Inc.	(2,841)	(117,078)
Petroleum and Coal Products Manufacturing - (0.27)%
Valvoline, Inc.	(5,191)	(111,710)
Pipeline Transportation - (0.30)%
South Jersey Industries, Inc.	(3,831)	(127,113)
Primary Metal Manufacturing - (0.55)%
Finisar Corp.	(6,935)	(141,474)
Tahoe Resources, Inc. (a)	(26,013)	(89,485)
		(230,959)
Printing and Related Support Activities - (0.71)%
Alta Mesa Resources, Inc.	(16,600)	(78,684)
Centennial Resource Development, Inc. - Class A	(5,840)	(112,537)
Multi-Color Corp.	(1,717)	(106,025)
		(297,246)
Professional, Scientific, and Technical Services - (2.37)%
B. Riley Financial, Inc.	(4,857)	(111,225)
Biohaven Pharmaceutical Holding Co. Ltd. (a)	(1,758)	(66,558)
Cymabay Therapeutics, Inc.	(4,966)	(67,687)
Diebold Nixdorf, Inc.	(9,003)	(42,764)
Ebix, Inc.	(1,352)	(107,687)
GlycoMimetics, Inc.	(4,845)	(71,318)
Intra-Cellular Therapies, Inc.	(3,914)	(85,873)
Quotient Technology, Inc.	(7,458)	(111,497)
Select Energy Services, Inc. - Class A	(6,438)	(87,879)
TTEC Holdings, Inc.	(3,820)	(100,084)
Yext, Inc.	(5,904)	(146,774)
		(999,346)
Publishing Industries (except Internet) - (0.40)%
Evolent Health, Inc. - Class A	(6,633)	(169,142)
Rental and Leasing Services - (0.30)%
Aircastle Ltd. (a)	(5,992)	(125,353)
Repair and Maintenance - (0.28)%
Monro, Inc.	(1,668)	(118,344)
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - (0.28)%
Enstar Group Ltd. (a)	(559)	(119,347)
Support Activities for Mining - (1.00)%
C&J Energy Services, Inc.	(4,299)	(90,064)
Cleveland-Cliffs, Inc.	(12,953)	(130,178)
Forum Energy Technologies, Inc.	(7,962)	(95,146)
SemGroup Corp. - Class A	(4,546)	(110,013)
		(425,401)
Support Activities for Transportation - (0.18)%
Daseke, Inc.	(8,441)	(75,885)
Telecommunications - (1.14)%
8x8, Inc.	(5,685)	(129,050)
Argan, Inc.	(2,975)	(118,405)
Consolidated Communications Holdings, Inc.	(4,915)	(58,046)
GTT Communications, Inc.	(2,442)	(105,128)
ORBCOMM, Inc.	(6,340)	(68,409)
		(479,038)
Transportation Equipment Manufacturing - (0.92)%
REV Group, Inc.	(6,941)	(118,066)
Sun Hydraulics Corp.	(2,505)	(126,102)
Triumph Group, Inc.	(6,860)	(142,688)
		(386,856)

Utilities - (1.09)%
Chesapeake Utilities Corp.	(1,714)	(147,404)
Northwest Natural Gas Co.	(2,521)	(163,613)
Spire, Inc.	(1,997)	(148,876)
		(459,893)
Waste Management and Remediation Services - (0.17)%
Audentes Therapeutics, Inc.	(1,984)	(72,218)
Water Transportation - (0.23)%
Golar LNG Ltd. (a)	(3,859)	(98,636)
Wood Product Manufacturing - (0.28)%
American Woodmark Corp.	(1,406)	(119,440)
TOTAL COMMON STOCKS (Proceeds $17,385,351)		(17,296,650)

REAL ESTATE INVESTMENT TRUSTS (4.27)%
Columbia Property Trust, Inc.	(4,510)	(108,601)
Corporate Office Properties Trust	(3,531)	(108,684)
CyrusOne, Inc.	(1,732)	(115,975)
Easterly Government Properties, Inc.	(5,541)	(112,205)
Education Realty Trust, Inc.	(2,637)	(109,119)
Government Properties Income Trust	(7,379)	(124,779)
Granite Point Mortgage Trust, Inc.	(5,324)	(101,901)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	(5,449)	(117,480)
Healthcare Realty Trust, Inc.	(3,887)	(120,342)
Healthcare Trust of America, Inc. - Class A	(3,786)	(108,166)
KKR Real Estate Finance Trust, Inc.	(4,710)	(99,852)
Physicians Realty Trust	(7,927)	(138,643)
Redwood Trust, Inc.	(6,264)	(106,363)
Taubman Centers, Inc.	(1,735)	(112,098)
Washington Real Estate Investment Trust	(3,439)	(108,535)
Weingarten Realty Investors	(3,491)	(107,977)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $1,650,541)		(1,800,720)
Total Securities Sold Short (Proceeds $19,035,892)		$(19,097,370)

(a)	Foreign issued security.

Abbreviations:
Ltd.	Limited Liability Company.
PLC	Public Limited Company.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Funds, including long and short positions of common stock and real estate investment trusts, that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally considers to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security shall be valued at, (i) the mean between the most recent quoted bid and asked prices on such day or (ii) the last sales price on the Composite
Market. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets, as published by a pricing service (“Pricing Service.”).

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by a Pricing Service.
Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized using the constant yield method until maturity. In the absence of available quotations, the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the
Adviser to believe that a security’s last sale price may not reflect its actual fair value.
The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

The Valuation Committee of the Trust shall meet to consider any valuations.
This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Trustees and other factors as warranted. In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unusual events or circumstances relating to the security's issuer;
general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification,
“Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.
ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of August 31, 2018 in valuing the Funds' investments carried at fair value:

Convergence Core Plus Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$160,838,622	$-	$-	$160,838,622
Real Estate Investment Trusts	4,539,639	-	-	4,539,639
Investments Purchased with Proceeds from Securities Lending	720,003	-	-	720,003
Short-Term Investments	517,477	-	-	517,477
Total Assets	$166,615,741	$-	$-	$166,615,741

Liabilities:
Securities Sold Short
Common Stocks*	$(54,152,278)	$-	$-	$(54,152,278)
Real Estate Investment Trusts	(3,731,354)	-	-	(3,731,354)
Total Securities Sold Short	$(57,883,632)	$-	$-	$(57,883,632)
Total Liabilities	$(57,883,632)	$-	$-	$(57,883,632)

Convergence Market Neutral Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$71,463,803	$-	$-	$71,463,803
Real Estate Investment Trusts	4,871,576	-	-	4,871,576
Short-Term Investments	215,628	-	-	215,628
Total Assets	$76,551,007	$-	$-	$76,551,007

Liabilities:
Securities Sold Short
Common Stocks*	$(52,795,705)	$-	$-	$(52,795,705)
Real Estate Investment Trusts	(6,064,401)	-	-	(6,064,401)
Total Securities Sold Short	$(58,860,106)	$-	$-	$(58,860,106)
Total Liabilities	$(58,860,106)	$-	$-	$(58,860,106)

Convergence Opportunities Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$57,203,858	$-	$-	$57,203,858
Real Estate Investment Trusts	2,204,036	-	-	2,204,036
Investments Purchased with Proceeds from Securities Lending	607,027	-	-	607,027
Short-Term Investments	875,924	-	-	875,924
Total Assets	$60,890,845	$-	$-	$60,890,845

Liabilities:
Securities Sold Short
Common Stocks*	$(17,296,650)	$-	$-	$(17,296,650)
Real Estate Investment Trusts	(1,800,720)	-	-	(1,800,720)
Total Securities Sold Short	$(19,097,370)	$-	$-	$(19,097,370)
Total Liabilities	$(19,097,370)	$-	$-	$(19,097,370)

*For further breakdown of common stock by industry type, please refer to the Schedule of Investments.

The Funds did not hold any investments during the period ended August 31, 2018 with significant unobservable inputs which would be classified as Level 3.

The Funds did not invest in derivative securities or engage in hedging activities during the period ended August 31, 2018.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title  /s/ John Buckel
John Buckel, President

Date  10/18/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
John Buckel, President

Date  10/18/2018

By (Signature and Title)* /s/ Jennifer Lima
Jennifer Lima, Treasurer

Date  10/18/2018

* Print the name and title of each signing officer under his or her signature.